Quarterly Holdings Report
for
Fidelity® Conservative Income Municipal Bond Fund
March 31, 2023
CMB-NPRT1-0523
1.967797.109
Municipal Bonds - 51.8%
	Principal Amount (a)	Value ($)
Alabama - 1.0%
Black Belt Energy Gas District:
Bonds Series 2018 A, 4%, tender 12/1/23 (b)	3,400,000	3,404,421
Series 2021 C1, 4% 12/1/23	1,400,000	1,400,392
Series 2022 C:
5.25% 12/1/23	530,000	535,509
5.25% 6/1/24	145,000	147,366
Series 2022 C1:
5.25% 12/1/24	405,000	414,062
5.25% 12/1/25	530,000	549,238
5.25% 6/1/26	1,225,000	1,277,759
Series 2022 E:
5% 6/1/23	255,000	255,570
5% 6/1/24	1,520,000	1,544,340
5% 6/1/25	1,585,000	1,629,283
5% 6/1/26	2,185,000	2,278,207
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	600,000	598,442
Southeast Alabama Gas Supply District Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	7,015,000	7,017,859
Series 2018 A, 4%, tender 4/1/24 (b)	1,185,000	1,184,884
Southeast Energy Auth. Rev. Bonds (Proj. No. 2) Series 2021 B1:
4% 6/1/24	510,000	512,089
4% 6/1/25	615,000	619,151
TOTAL ALABAMA		23,368,572
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	1,695,000	1,761,887
Arizona - 1.7%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/24	1,000,000	1,034,859
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (b)(c)	2,050,000	2,041,862
Series 2019, 5%, tender 6/3/24 (b)(c)	32,185,000	32,570,860
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(c)	1,060,000	1,073,473
Maricopa County Rev. Bonds Series C, 5%, tender 10/18/24 (b)	945,000	975,900
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/23 (c)	525,000	527,111
Series 2017 A, 5% 7/1/23 (c)	500,000	502,011
Yuma Pledged Rev. Series 2021:
4% 7/1/23	325,000	326,008
4% 7/1/24	300,000	304,707
TOTAL ARIZONA		39,356,791
California - 2.3%
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 3.875%, tender 4/3/23 (b)(c)	7,300,000	7,300,000
Series 2021 B, 3.6%, tender 7/17/23 (b)(c)	4,400,000	4,399,023
(Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(d)	750,000	720,079
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2017 A1, 3.45%, tender 4/17/23 (b)(c)(d)	4,200,000	4,199,168
Series 2017 A2, 3.45%, tender 4/17/23 (b)(c)(d)	4,100,000	4,099,188
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/24	1,925,000	1,990,461
California Statewide Cmntys. Dev. Auth. Series 2021, 4% 5/15/23	2,500,000	2,502,909
Los Angeles Dept. Arpt. Rev.:
Series 2017 B, 5% 5/15/23 (c)	1,700,000	1,703,689
Series 2019 A:
5% 5/15/23 (c)	1,865,000	1,869,047
5% 5/15/24 (c)	705,000	719,791
Series 2020 C, 5% 5/15/24 (c)	500,000	510,490
Series 2022 C:
5% 5/15/25 (c)	1,475,000	1,534,730
5% 5/15/26 (c)	3,595,000	3,807,072
Series 2023 A:
5% 5/15/24 (c)(e)	700,000	714,437
5% 5/15/25 (c)(e)	465,000	483,664
5% 5/15/26 (c)(e)	805,000	852,208
Series B, 5% 5/15/24 (c)	1,065,000	1,087,345
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B:
5% 7/1/23 (c)	500,000	502,011
5% 7/1/24 (c)	500,000	510,517
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A, 5% 5/1/23 (Escrowed to Maturity) (c)	1,310,000	1,312,249
Series 2017 D, 5% 5/1/24 (c)	1,000,000	1,019,905
Series 2019 H, 5% 5/1/24 (Escrowed to Maturity) (c)	550,000	562,415
Series 2023 A:
5% 5/1/23 (c)	500,000	500,824
5% 5/1/24 (c)	2,500,000	2,549,762
5% 5/1/25 (c)	1,510,000	1,563,700
5% 5/1/26 (c)	5,920,000	6,239,830
San Jose Int. Arpt. Rev. Series 2021 B, 5% 3/1/25	375,000	392,102
Vernon Elec. Sys. Rev. Series 2021 A, 5% 10/1/23	1,350,000	1,361,554
TOTAL CALIFORNIA		55,008,170
Colorado - 0.6%
Colorado Health Facilities Auth. Rev. Bonds:
Bonds Series 2016 C:
5%, tender 11/15/23 (b)	440,000	445,164
5%, tender 11/15/23 (b)	155,000	157,246
Series 2022 A:
5% 11/1/23	400,000	404,219
5% 11/1/24	430,000	442,658
5% 11/1/25	400,000	418,430
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	700,000	714,609
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/23 (c)	500,000	500,751
Series 2016 A, 5% 11/15/23	675,000	684,038
Series 2017 A, 5% 11/15/24 (c)	825,000	851,237
Series 2022 A:
5% 11/15/24 (c)	1,000,000	1,031,802
5% 11/15/25 (c)	1,850,000	1,943,433
Series 2022 D:
5% 11/15/25 (c)	2,000,000	2,101,009
5.25% 11/15/26 (c)	4,985,000	5,379,084
Vauxmont Metropolitan District Series 2020, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured)	195,000	197,605
TOTAL COLORADO		15,271,285
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2013 A, 4.96% 3/1/25 (b)	1,075,000	1,067,559
Series 2016 B:
5% 5/15/23	1,470,000	1,474,042
5% 5/15/25	505,000	531,285
Series 2016 D, 5% 8/15/23	600,000	605,306
Series 2016 E, 5% 10/15/23	1,210,000	1,225,640
Series 2019 A, 5% 4/15/23	3,985,000	3,987,933
Series 2021 D, 5% 7/15/24	1,760,000	1,815,057
Series A:
3% 1/15/24	500,000	501,793
3% 4/15/24	500,000	502,398
4% 1/15/24	465,000	470,236
Series C:
4% 6/1/23	400,000	400,906
5% 12/15/23	735,000	747,440
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 1999 U2, 1.1%, tender 2/11/25 (b)	3,600,000	3,466,856
Series 2010 A3, 0.25%, tender 2/9/24 (b)	11,800,000	11,492,158
Series 2010 A4, 1.1%, tender 2/11/25 (b)	9,050,000	8,715,291
Series 2014 B, 1.8%, tender 7/1/24 (b)	980,000	955,920
Series 2022 L, 5% 7/1/25	450,000	471,481
Series 2022 M, 5% 7/1/23	175,000	175,640
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/23 (Escrowed to Maturity) (c)	690,000	698,098
(Chesla Loan Prog.) Series C, 5% 11/15/23 (Escrowed to Maturity)	225,000	228,330
Connecticut Hsg. Fin. Auth.:
Series A2:
0.35% 5/15/23 (c)	250,000	249,323
0.4% 11/15/23 (c)	300,000	295,701
Series C, 5% 5/15/23 (c)	445,000	445,940
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 C, 5% 1/1/24	1,340,000	1,364,111
Series A, 5% 5/1/23	1,850,000	1,853,346
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	1,910,000	2,013,834
TOTAL CONNECTICUT		45,755,624
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	580,000	553,873
Delaware Trans. Auth. Grant Series 2020, 5% 9/1/24	850,000	878,769
TOTAL DELAWARE		1,432,642
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2021 D, 4% 2/1/24	325,000	328,815
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (c)	950,000	969,930
Series 2020 A:
5% 10/1/23 (c)	1,910,000	1,926,346
5% 10/1/24 (c)	7,200,000	7,389,616
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/25	1,000,000	1,055,047
TOTAL DISTRICT OF COLUMBIA		11,669,754
Florida - 2.0%
Broward County Arpt. Sys. Rev.:
Series 2017, 5% 10/1/24 (c)	500,000	511,699
Series 2019 A, 5% 10/1/23 (c)	1,250,000	1,259,478
Broward County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/25	1,590,000	1,671,216
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25	985,000	1,018,525
Duval County School Board Ctfs. of Prtn. Series 2022 A:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	2,795,000	2,937,767
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	4,900,000	5,276,646
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	5,150,000	5,146,247
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 5% 10/1/23 (c)	800,000	807,042
Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (c)	575,000	602,040
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A, 5% 9/1/26 (c)	2,260,000	2,400,281
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (Pre-Refunded to 10/1/23 @ 100) (c)	1,420,000	1,438,932
Series 2018 E, 5% 10/1/23 (c)	225,000	226,981
Series 2022 A:
5% 10/1/24 (c)	2,800,000	2,875,801
5% 10/1/25 (c)	755,000	791,061
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	260,000	262,900
5% 10/1/24	580,000	599,821
5% 10/1/25	455,000	481,676
JEA Wtr. & Swr. Sys. Rev. Series A, 5% 10/1/23	895,000	905,202
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (c)	3,030,000	3,051,499
5% 10/1/24 (c)	1,530,000	1,563,559
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2023, 5%, tender 9/1/25 (b)	3,805,000	3,943,504
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/24	895,000	896,339
Series 2020 A, 5% 10/1/23	1,105,000	1,115,753
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.) Series 2018, 0.4%, tender 8/1/23 (b)(c)	2,400,000	2,369,748
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	1,500,000	1,439,480
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	500,000	518,950
Palm Beach County Arpt. Sys. Rev. Series 2016, 5% 10/1/23 (c)	1,325,000	1,335,047
Pasco County Tax Alloc Series 2023 A, 5.25% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	250,000	264,284
Pasco County School Board Ctfs. of Prtn. Series 2022 A, 5% 8/1/26	1,045,000	1,123,287
TOTAL FLORIDA		46,834,765
Georgia - 4.0%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/24 (c)	2,400,000	2,432,351
Series 2020 B, 5% 7/1/25 (c)	1,115,000	1,162,047
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	1,300,000	1,297,713
Series 2012, 2.875%, tender 8/19/25 (b)	3,575,000	3,503,279
Series 1995, 2.25%, tender 5/25/23 (b)	2,300,000	2,295,791
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2020 A, 4% 11/1/23	895,000	899,384
Series 2021 A:
5% 1/1/24	335,000	339,540
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	200,000	206,721
Series 2022 A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	335,000	342,663
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	350,000	365,155
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	365,000	391,995
Griffin-Spalding County Hosp. (WellStar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/23	250,000	250,000
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	6,305,000	6,312,472
Series 2018 B, 1 month U.S. LIBOR + 0.750% 3.874%, tender 4/4/23 (b)(f)	25,095,000	25,120,690
Series 2018 C, 4%, tender 12/1/23 (b)	2,490,000	2,494,525
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 4.54%, tender 4/6/23 (b)(f)	40,430,000	40,330,833
Series 2019 B, 4%, tender 12/2/24 (b)	2,030,000	2,040,932
Series 2022 A, 4% 12/1/25	1,260,000	1,258,078
Series 2023 B:
5% 9/1/25	350,000	360,383
5% 9/1/26	675,000	703,996
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2012, 3.875%, tender 3/6/26 (b)	2,715,000	2,752,301
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/23	565,000	565,000
TOTAL GEORGIA		95,425,849
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/23	1,545,000	1,555,286
5% 10/1/24	1,235,000	1,260,464
5% 10/1/25	1,545,000	1,601,845
TOTAL GUAM		4,417,595
Hawaii - 0.1%
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/23 (c)	1,250,000	1,256,391
Illinois - 5.3%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23	3,880,000	3,939,238
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2022 A, 5% 1/1/25 (c)	1,095,000	1,128,970
Series 2022 C:
5% 1/1/25 (c)	2,250,000	2,319,802
5% 1/1/26 (c)	1,200,000	1,251,204
Chicago Park District Gen. Oblig.:
Series 2014 B, 5% 1/1/24	615,000	624,016
Series 2021 D, 4% 1/1/24	100,000	100,739
Series 2021 E, 4% 1/1/24	1,340,000	1,349,900
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2021:
5% 6/1/23	550,000	551,557
5% 6/1/24	625,000	638,152
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/23	390,000	394,720
5% 11/15/24	450,000	464,599
Series 2021 B, 4% 11/15/23	1,560,000	1,569,472
Series 2022 A:
5% 11/15/24	5,940,000	6,132,704
5% 11/15/25	4,370,000	4,609,882
Cook County Sales Tax Rev. Series 2022 A, 5% 11/15/25	675,000	712,053
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 4.4%, tender 11/1/23 (b)(c)	9,750,000	9,798,166
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24	160,000	162,021
Illinois Gen. Oblig.:
Series 2012, 5% 8/1/23	4,680,000	4,709,176
Series 2013 A, 5% 4/1/24	1,705,000	1,707,358
Series 2013, 5% 7/1/23	3,265,000	3,280,154
Series 2016, 5% 11/1/24	800,000	824,151
Series 2017 D:
5% 11/1/23	16,490,000	16,672,803
5% 11/1/24	9,500,000	9,786,798
5% 11/1/26	1,460,000	1,560,898
Series 2018 A, 5% 10/1/23	2,400,000	2,422,816
Series 2019 B, 5% 9/1/23	5,400,000	5,442,466
Series 2022 A, 5% 3/1/25	2,070,000	2,145,680
Series 2022 B:
5% 3/1/24	4,105,000	4,176,062
5% 3/1/25	10,270,000	10,642,120
5% 3/1/26	6,060,000	6,410,592
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/23	595,000	598,148
Illinois Sales Tax Rev.:
Series 2021 A:
4% 6/15/23	6,065,000	6,073,203
4% 6/15/24	3,195,000	3,221,364
Series 2021 C, 5% 6/15/25	270,000	279,639
Metropolitan Pier & Exposition:
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	1,130,000	1,017,195
Series 2022 A, 3% 6/15/24	1,870,000	1,854,420
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	6,220,000	6,238,804
Univ. of Illinois Rev. Series 2013 A, 5% 4/1/25	250,000	250,111
TOTAL ILLINOIS		125,061,153
Indiana - 1.6%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds (Fulcrum Centerpoint, LLC Proj.) Series 2022, 4.5%, tender 11/15/23 (c)	26,350,000	26,353,750
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4%, tender 10/2/23 (b)(c)	2,500,000	2,505,818
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2015 I, 4% 1/1/24 (c)	7,740,000	7,760,403
Series 2021 A, 5% 6/1/23	610,000	612,030
Series 2022 G2:
5% 1/1/25 (c)	85,000	87,012
5% 1/1/26 (c)	405,000	422,930
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2017, 5%, tender 11/1/24 (b)(c)	965,000	977,497
TOTAL INDIANA		38,719,440
Kentucky - 1.0%
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	1,000,000	1,032,557
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4%, tender 6/1/23 (b)(c)	4,700,000	4,703,590
Kentucky State Property & Buildings Commission Rev.:
Series 2016 B, 5% 11/1/23	1,445,000	1,464,551
Series 2017, 5% 4/1/23	1,390,000	1,390,000
Series 2018, 5% 5/1/23	3,545,000	3,551,195
Series A:
5% 8/1/23	625,000	629,768
5% 11/1/23	1,030,000	1,043,936
Series B, 5% 8/1/23	4,100,000	4,131,278
Kentucky, Inc. Pub. Energy Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	3,845,000	3,849,737
Series C1, 4%, tender 6/1/25 (b)	585,000	582,346
Louisville & Jefferson County Bonds Series 2020 B, 5%, tender 10/1/23 (b)	1,000,000	1,006,171
TOTAL KENTUCKY		23,385,129
Louisiana - 0.6%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)(e)	10,895,000	10,895,000
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	2,700,000	2,705,010
TOTAL LOUISIANA		13,600,010
Maine - 0.5%
Maine Hsg. Auth. Mtg. Bonds Series 2023 B, 3.125%, tender 5/1/24 (b)	11,555,000	11,555,052
Maryland - 0.2%
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/24	550,000	572,537
Series 2022 B, 5% 12/1/23	635,000	645,155
Maryland Gen. Oblig. Series 2 A, 5% 8/1/23	1,130,000	1,138,917
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A:
5% 6/1/24	730,000	748,639
5% 6/1/25	905,000	948,715
TOTAL MARYLAND		4,053,963
Massachusetts - 2.4%
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2019 DD 1, 5%, tender 4/1/24 (b)	1,070,000	1,081,934
Series 2019 DD 2, 5%, tender 4/1/24 (b)	2,295,000	2,320,596
Series 2016 I, 5% 7/1/25	1,150,000	1,201,068
Series 2021 I, 5% 10/1/24	900,000	926,888
Massachusetts Edl. Fing. Auth. Rev.:
Series 2015 A, 5% 1/1/24 (c)	18,160,000	18,386,061
Series 2017 A, 5% 7/1/25 (c)	1,430,000	1,482,466
Series 2018 B:
5% 7/1/23 (c)	450,000	451,897
5% 7/1/25 (c)	1,790,000	1,855,674
Series 2020 C, 5% 7/1/24 (c)	600,000	611,517
Series 2022 B:
5% 7/1/24 (c)	525,000	535,721
5% 7/1/25 (c)	1,125,000	1,166,275
Massachusetts Gen. Oblig. Series 2021 B, 5% 11/1/23	24,925,000	25,285,191
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (c)	2,660,000	2,673,879
TOTAL MASSACHUSETTS		57,979,167
Michigan - 0.9%
Imlay City Cmnty. School District Series 2020 I, 4% 5/1/23	555,000	555,508
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	1,895,000	1,915,877
Series 2015 D1:
0.4% 10/15/23	450,000	439,546
0.55% 10/15/24	1,700,000	1,635,832
Series 2022:
5% 4/15/25	2,840,000	2,968,194
5% 4/15/26	4,735,000	5,067,778
Michigan Gen. Oblig. Series 2016, 5% 3/15/24	500,000	510,395
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A:
1.95% 12/1/23	975,000	968,486
2.5% 6/1/25	1,215,000	1,202,372
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/24	175,000	178,457
5% 3/1/25	200,000	208,550
Series 2022 B:
5% 3/1/24	350,000	356,914
5% 3/1/25	1,185,000	1,235,661
South Lyon Cmnty. Schools Series 2016, 5% 5/1/23	900,000	901,525
Walled Lake Consolidated School District Series 2022, 4% 5/1/23	1,670,000	1,671,657
Wayne County Arpt. Auth. Rev. Series 2017 E, 4% 12/1/25 (c)(d)	1,725,000	1,754,578
TOTAL MICHIGAN		21,571,330
Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/24 (c)	565,000	573,074
5% 1/1/25 (c)	370,000	382,115
5% 1/1/26 (c)	905,000	943,616
Minnesota Hsg. Fin. Agcy.:
Series 2022 A:
5% 8/1/23	585,000	589,444
5% 8/1/24	910,000	937,688
Series 2022 B:
5% 8/1/24	1,155,000	1,190,143
5% 8/1/25	1,710,000	1,803,017
5% 8/1/26	1,700,000	1,835,244
Series H:
0.6% 7/1/23 (c)	225,000	223,578
0.7% 7/1/24 (c)	200,000	193,714
TOTAL MINNESOTA		8,671,633
Nebraska - 0.3%
Central Plains Energy Proj. Gas Supply:
Bonds Series 2019, 2.5%, tender 8/1/25 (b)	3,400,000	3,290,684
Series 2019, 4% 8/1/23	1,170,000	1,172,243
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2017, 5% 7/1/23	825,000	829,325
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	1,950,000	1,937,072
Series 2017 B, 5% 1/1/25	650,000	677,020
TOTAL NEBRASKA		7,906,344
Nevada - 1.4%
Clark County Arpt. Rev. Series 2021 B, 5% 7/1/24 (c)	1,870,000	1,910,480
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Proj.) Series 2017, 3.75%, tender 3/31/26 (b)	1,435,000	1,448,353
Clark County School District:
Series 2016 D, 5% 6/15/23	2,715,000	2,727,304
Series 2016 F, 4% 6/15/24	500,000	500,501
Series 2020 A, 3% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	500,000	504,716
Series 2021 C, 5% 6/15/25	4,875,000	5,123,842
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 3.75%, tender 6/1/23 (b)(c)(d)	3,350,000	3,350,231
Series 2023 A, 3.7%, tender 1/31/24 (b)(c)(d)	18,600,000	18,618,328
TOTAL NEVADA		34,183,755
New Hampshire - 0.2%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/23	405,000	407,841
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	4,000,000	3,903,567
TOTAL NEW HAMPSHIRE		4,311,408
New Jersey - 4.5%
New Jersey Econ. Dev. Auth. Series 2022 A:
5% 11/1/24	825,000	850,571
5% 11/1/25	1,000,000	1,052,668
New Jersey Econ. Dev. Auth. Rev.:
Series 2013:
5% 3/1/24	15,560,000	15,573,954
5% 3/1/25	6,910,000	6,916,511
Series 2014 UU, 5% 6/15/23	675,000	677,546
Series 2015 XX:
4% 6/15/24	1,345,000	1,360,528
5% 6/15/23	825,000	828,112
5% 6/15/24	500,000	511,605
Series 2016 AAA, 5% 6/15/23	625,000	627,358
Series 2018 FFF, 5% 6/15/23	500,000	501,886
Series 2019:
5.25% 9/1/24 (d)	9,740,000	10,041,548
5.25% 9/1/26 (d)	2,900,000	3,121,804
New Jersey Edl. Facility Series 2016 C, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,026,205
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/23	11,190,000	11,215,335
5% 6/1/24	1,080,000	1,109,824
5% 6/1/25	4,700,000	4,942,202
Series 2021, 2% 6/1/25	1,585,000	1,545,830
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A:
5% 12/1/23 (c)	3,500,000	3,542,174
5% 12/1/24 (c)	4,400,000	4,515,179
Series 2017 1A:
5% 12/1/24 (c)	1,500,000	1,539,266
5% 12/1/25 (c)	2,860,000	2,981,213
Series 2019 A, 5% 12/1/24	555,000	574,072
Series 2020, 5% 12/1/24 (c)	1,100,000	1,128,795
Series 2021 A, 5% 12/1/24 (c)	330,000	338,638
Series 2022 A:
5% 12/1/24 (c)	430,000	441,256
5% 12/1/25 (c)	550,000	573,310
Series 2022 B:
5% 12/1/24 (c)	885,000	908,167
5% 12/1/25 (c)	2,625,000	2,736,253
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	1,815,000	1,789,520
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/23	4,960,000	4,971,511
5% 6/1/24	2,400,000	2,440,162
5% 6/1/25	1,565,000	1,616,507
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/24 (AMBAC Insured)	160,000	151,843
Series 2008 A, 0% 12/15/25	2,445,000	2,247,760
Series 2010 A, 0% 12/15/25	1,050,000	965,296
Series 2010 D, 5.25% 12/15/23	820,000	832,426
Series 2014 AA, 5% 6/15/23	2,850,000	2,860,750
Series 2016 A1, 5% 6/15/24	975,000	999,950
Series 2016 A2, 5% 6/15/23	1,000,000	1,004,172
Series 2018 A:
5% 6/15/23	3,240,000	3,253,517
5% 6/15/24	1,205,000	1,235,835
Series 2022 AA:
5% 6/15/24	1,090,000	1,115,298
5% 6/15/25	420,000	438,414
Series A, 5.25% 12/15/23	350,000	355,304
Rutgers State Univ. Rev. Series 2018 N, 4% 5/1/23	700,000	700,689
TOTAL NEW JERSEY		108,160,764
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2021 1A, 5% 9/1/23 (c)	2,040,000	2,054,262
New York - 1.5%
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	2,550,000	2,488,201
Series 2021, 1% 9/1/25	2,195,000	2,066,029
Nassau County Local Econ. Assistance Corp. Multifamily Hsg. Rev. Bonds (Park Lake Hempstead, L.P. Proj.) Series 2021, 0.3%, tender 11/1/23 (b)	7,810,000	7,688,911
New York City Gen. Oblig.:
Series 1, 5% 8/1/23	5,060,000	5,099,927
Series 2013 D, 5% 8/1/23	475,000	476,373
Series 2015 B, 5% 8/1/23	430,000	433,393
Series 2019 E, 5% 8/1/23	685,000	690,405
Series A, 5% 8/1/23	2,155,000	2,172,005
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series 2021 K2, 0.9%, tender 1/1/26 (b)	1,250,000	1,157,802
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 5% 1/1/24 (Assured Guaranty Corp. Insured)	675,000	685,145
Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	600,000	635,132
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2019 A1, 5%, tender 11/15/24 (b)	800,000	816,028
Series 2020 A2, 5%, tender 5/15/24 (b)	1,600,000	1,628,245
Series 2017 C1, 5% 11/15/25	1,045,000	1,092,685
Series 2017 D, 5% 11/15/23	790,000	799,026
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 5% 12/1/25 (c)	1,930,000	2,001,827
Port Auth. of New York & New Jersey Series 2020 221, 5% 7/15/25 (c)	1,995,000	2,067,930
St. Lawrence County Indl. Dev. (St. Lawrence Univ. Proj.) Series 2022:
5% 7/1/25	415,000	435,272
5% 7/1/26	400,000	428,553
Syracuse Reg'l. Arpt. Auth. Series 2021, 5% 7/1/24 (c)	770,000	784,781
Triborough Bridge & Tunnel Auth. Bonds Series 2021 A2, 2%, tender 5/15/26 (b)	1,000,000	966,984
TOTAL NEW YORK		34,614,654
New York And New Jersey - 0.7%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/24 (c)	1,990,000	2,027,915
Series 189, 5% 5/1/23	280,000	280,496
Series 2013, 5% 7/15/25 (c)	1,015,000	1,016,416
Series 2015 194, 5% 10/15/23	500,000	506,330
Series 2018, 5% 9/15/25 (c)	1,970,000	2,048,413
Series 2021 226, 5% 10/15/23 (c)	3,450,000	3,482,550
Series 207, 5% 9/15/23 (c)	870,000	876,910
Series 223:
5% 7/15/23 (c)	2,750,000	2,763,572
5% 7/15/24 (c)	3,250,000	3,324,336
5% 7/15/25 (c)	515,000	533,827
TOTAL NEW YORK AND NEW JERSEY		16,860,765
North Carolina - 0.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 C, 3.45%, tender 10/31/25 (b)	5,390,000	5,450,550
Series 2021 B, 5%, tender 12/2/24 (b)	2,525,000	2,615,685
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	3,975,000	4,214,956
TOTAL NORTH CAROLINA		12,281,191
Ohio - 0.2%
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	935,000	937,115
Miami Univ. Series 2022 A, 5% 9/1/23	915,000	923,603
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/24	200,000	205,031
Northeast Ohio Med. Univ. Series 2022:
5% 12/1/23 (Build America Mutual Assurance Insured)	355,000	359,906
5% 12/1/24 (Build America Mutual Assurance Insured)	250,000	258,797
5% 12/1/25 (Build America Mutual Assurance Insured)	265,000	278,370
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	1,155,000	1,095,111
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	1,840,000	1,923,571
TOTAL OHIO		5,981,504
Oklahoma - 0.5%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	11,235,000	11,330,775
Univ. of Oklahoma Gen. Rev. Series 2021 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,190,000	1,196,209
TOTAL OKLAHOMA		12,526,984
Oregon - 0.9%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 3%, tender 5/1/23 (b)(c)	8,100,000	8,094,677
Series 2003 A, 3%, tender 5/1/23 (b)(c)	9,950,000	9,944,592
Port of Portland Arpt. Rev.:
Series 2022:
5% 7/1/24 (c)	2,000,000	2,043,786
5% 7/1/25 (c)	1,310,000	1,358,638
Series 24B, 5% 7/1/23 (c)	1,095,000	1,099,670
TOTAL OREGON		22,541,363
Pennsylvania - 3.0%
Coatesville Area School District Series 2017, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	890,000	896,527
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2021 A:
4% 10/15/23	700,000	704,350
4% 10/15/24	850,000	865,761
Series 2022 A:
5% 2/15/25	160,000	166,523
5% 2/15/26	200,000	211,652
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2016, 5% 3/15/24	1,250,000	1,275,398
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B1, 3.45%, tender 4/17/23 (b)(c)	1,100,000	1,099,782
(Republic Svcs., Inc. Proj.):
Series 2014, 3.8%, tender 4/3/23 (b)(c)	37,350,000	37,350,000
Series 2019 B2, 3.6%, tender 7/17/23 (b)(c)	12,100,000	12,096,965
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	900,000	858,872
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 4.37%, tender 6/3/24 (b)(c)(f)	2,845,000	2,780,681
Series 2011, 2.15%, tender 7/1/24 (b)(c)	850,000	829,508
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B:
5% 4/1/23 (c)	330,000	330,000
5% 4/1/24 (c)	230,000	233,492
5% 4/1/25 (c)	380,000	392,154
Series 2021 137, 0.4% 4/1/23	285,000	285,000
Series 2022 138:
5% 4/1/23	840,000	840,000
5% 10/1/23	1,135,000	1,147,491
5% 4/1/24	1,060,000	1,082,866
5% 10/1/24	1,970,000	2,033,521
5% 10/1/25	1,100,000	1,159,311
Pennsylvania Tpk. Commission Tpk. Rev. Series 2012 A, 5% 12/1/23	800,000	801,294
Philadelphia Arpt. Rev.:
Series 2017 B, 5% 7/1/23 (c)	700,000	702,730
Series 2021:
5% 7/1/24 (c)	945,000	964,297
5% 7/1/26 (c)	1,000,000	1,051,660
Philadelphia Gas Works Rev. Series 15, 5% 8/1/23	780,000	785,006
TOTAL PENNSYLVANIA		70,944,841
Rhode Island - 0.0%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2018 A, 5% 12/1/25 (c)	875,000	914,355
South Carolina - 1.7%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	29,755,000	29,805,973
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	2,600,000	2,713,730
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (c)	4,525,000	4,747,284
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	2,170,000	2,276,598
Series 2019 B, 5% 7/1/23 (c)	1,000,000	1,004,631
Spartanburg County Reg'l. Health Series 2022, 5% 4/15/23	410,000	410,226
TOTAL SOUTH CAROLINA		40,958,442
Tennessee - 1.6%
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 3.5%, tender 5/1/23 (b)(c)	900,000	899,862
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2021 C, 1.875% 7/1/25 (c)	1,245,000	1,185,496
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	900,000	858,872
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 5% 7/1/23 (c)	680,000	682,652
Series 2022 B, 5% 7/1/26 (c)	675,000	711,146
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	21,250,000	21,610,987
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	12,325,000	12,337,040
TOTAL TENNESSEE		38,286,055
Texas - 4.2%
Austin Arpt. Sys. Rev.:
Series 2019:
5% 11/15/23 (c)	655,000	661,170
5% 11/15/24 (c)	500,000	512,717
Series 2022, 5% 11/15/25 (c)	1,910,000	1,994,215
Bexar County Gen. Oblig. Series 2014, 5% 6/15/25	1,835,000	1,885,023
Crandall Independent School District Series 2021 A, 0% 8/15/24	765,000	735,334
Dallas Fort Worth Int'l. Arpt. Rev. Series 2013 E, 5% 11/1/23 (c)	13,150,000	13,266,187
El Paso Gen. Oblig.:
Series 2021 B, 5% 8/15/23	300,000	302,433
Series 2021 C, 5% 8/15/23	335,000	337,717
Hays Consolidated Independent School District Series 2022:
5% 2/15/25	500,000	522,616
5% 2/15/26	700,000	751,161
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2014, 5% 9/1/26	1,500,000	1,535,877
Houston Independent School District Bonds Series 2023 C, 4%, tender 6/1/25 (b)	7,040,000	7,224,480
Love Field Arpt. Modernization Rev. Series 2021, 5% 11/1/23 (c)	2,330,000	2,350,587
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2015, 5% 5/15/24	1,080,000	1,107,807
Series 2018, 5% 5/15/24	2,095,000	2,148,940
Series 2019, 5% 5/15/23	1,335,000	1,338,593
Series 2020:
5% 5/15/23	385,000	386,036
5% 5/15/25	570,000	598,343
Series 2021 A, 5% 5/15/23	1,190,000	1,193,203
Series 2015 B, 5% 5/15/23	1,000,000	1,002,692
Series 2020:
5% 5/15/23	1,500,000	1,504,038
5% 5/15/24	760,000	779,568
Series 2022, 5% 5/15/24 (Assured Guaranty Muni. Corp. Insured)	1,630,000	1,671,968
Magnolia Independent School District Series 2023, 5% 8/15/23	7,670,000	7,740,640
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 3.5%, tender 5/1/23 (b)(c)	4,700,000	4,699,246
Series 2020 A, 3.5%, tender 5/1/23 (b)(c)	7,400,000	7,398,812
(Waste Mgmt., Inc. Proj.):
Series 2018, 4.345%, tender 7/1/24 (b)(c)	6,835,000	6,665,727
Series 2020 A, 3.95%, tender 6/1/23 (b)(c)	4,000,000	4,003,499
Series 2020 B, 3.95%, tender 6/1/23 (b)(c)	4,300,000	4,303,761
North Texas Tollway Auth. Rev.:
Series 2014:
5% 1/1/24	630,000	640,868
5% 1/1/24 (Escrowed to Maturity)	310,000	315,302
Series 2017 A, 5% 1/1/24	210,000	210,364
Series 2021 B, 5% 1/1/26	1,150,000	1,223,920
Port Arthur Independent School District Series 2015 A, 5% 2/15/25	615,000	643,047
Port of Houston Auth. Series 2021, 5% 10/1/23	440,000	445,167
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/23 (c)	445,000	446,627
5% 7/1/23 (c)	400,000	401,462
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2018, SIFMA Municipal Swap Index + 0.870% 4.84%, tender 12/1/25 (b)(f)	8,480,000	8,480,226
Series 2022, 5% 2/1/26	905,000	967,012
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	4,240,000	4,484,399
Wylie Independent School District Series 2020 A, 0% 8/15/23	2,985,000	2,954,253
TOTAL TEXAS		99,835,037
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2021 A:
5% 7/1/24 (c)	1,000,000	1,021,647
5% 7/1/25 (c)	1,325,000	1,376,525
Utah County Hosp. Rev. Bonds Series 2018 B2, 5%, tender 8/1/24 (b)	970,000	987,329
TOTAL UTAH		3,385,501
Vermont - 0.1%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2016 A, 5% 6/15/26 (c)	1,700,000	1,792,927
Series 2017 A, 5% 6/15/23 (c)	1,150,000	1,154,108
TOTAL VERMONT		2,947,035
Virginia - 0.9%
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 3%, tender 5/1/23 (b)(c)	9,460,000	9,454,858
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 3%, tender 5/1/23 (b)(c)	8,000,000	7,995,652
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	1,795,000	1,737,413
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	1,100,000	1,096,425
TOTAL VIRGINIA		20,284,348
Washington - 1.1%
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	2,315,000	2,148,472
Port of Seattle Rev.:
Series 2015 C, 5% 4/1/24 (c)	1,200,000	1,220,571
Series 2018 B, 5% 5/1/24 (c)	875,000	891,299
Series 2019:
5% 4/1/24 (c)	760,000	773,028
5% 4/1/25 (c)	525,000	543,845
Series 2021 C:
5% 8/1/23 (c)	2,640,000	2,653,928
5% 8/1/24 (c)	4,675,000	4,783,409
Series 2021:
5% 9/1/23 (c)	2,100,000	2,115,709
5% 9/1/24 (c)	2,220,000	2,278,039
Series 2022 B:
5% 8/1/24 (c)	2,670,000	2,731,915
5% 8/1/25 (c)	2,515,000	2,634,377
5% 8/1/26 (c)	1,570,000	1,676,249
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	845,000	847,147
TOTAL WASHINGTON		25,297,988
Wisconsin - 0.9%
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	4,445,000	4,596,246
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 3.5%, tender 5/1/23 (b)(c)	1,900,000	1,899,709
Series 2017 A1, 3.5%, tender 5/1/23 (b)(c)	2,000,000	1,999,694
Series 2017 A2, 3.5%, tender 5/1/23 (b)(c)	5,300,000	5,299,190
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022:
5% 10/1/23	1,010,000	1,020,571
5% 10/1/24	4,465,000	4,608,310
5% 10/1/25	920,000	971,426
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.61%, tender 5/1/24 (b)	305,000	293,697
TOTAL WISCONSIN		20,688,843
TOTAL MUNICIPAL BONDS (Cost $1,240,274,268)		1,231,121,641

Municipal Notes - 45.8%
	Principal Amount (a)	Value ($)
Alabama - 1.6%
Black Belt Energy Gas District Participating VRDN:
Series ZL 03 96, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	4,400,000	4,400,000
Series ZL 03 97, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	4,490,000	4,490,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4.39% 4/7/23, VRDN (b)(c)	1,760,000	1,760,000
Health Care Auth. for Baptist Health Series 2013 B, 5.02% 4/7/23, VRDN (b)	4,550,000	4,550,000
Southeast Energy Auth. Rev. Bonds Participating VRDN Series XG 04 10, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	23,600,000	23,600,000
TOTAL ALABAMA		38,800,000
Arizona - 2.2%
Indl. Dev. Auth. of The City of Glendale Sr. Living Rev. Participating VRDN Series BC 22 01, 3.54% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,700,000	4,700,000
Maricopa County Poll. Cont. Rev. Series 2009 C, 4.15% 4/7/23, VRDN (b)	27,550,000	27,550,000
Mizuho Cap. Markets LLC Participating VRDN:
Series XF 30 93, 4.32% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	5,880,000	5,880,000
Series XF 30 94, 4.32% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	2,780,000	2,780,000
Tender Option Bond Trust Receipts Participating VRDN Series XG 03 91, 4.32% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	12,500,000	12,500,000
TOTAL ARIZONA		53,410,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 4.39% 4/7/23, VRDN (b)(c)	2,600,000	2,600,000
California - 7.5%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	11,300,000	11,300,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 13, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	3,300,000	3,300,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 4.22% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	28,400,000	28,400,000
Series 2022 MIZ 90 90, 4.22% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	55,700,000	55,700,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 90 97, 4.22% 4/7/23, LOC Mizuho Cap. Markets LLC (b)(g)(h)	2,905,000	2,905,000
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XM 10 54, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	8,175,000	8,175,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2022 XF 30 51, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	1,400,000	1,400,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 90 95, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	27,100,000	27,100,000
Series MIZ 91 15, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	40,000,000	40,000,000
TOTAL CALIFORNIA		178,280,000
Colorado - 1.1%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 4.32% 4/7/23, LOC Deutsche Bank AG, VRDN (b)	1,735,000	1,735,000
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XM 10 59, 4.22% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,620,000	1,620,000
Series XM 10 61, 4.22% 4/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,180,000	4,180,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	300,000	300,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XM 07 15, 4.22% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	14,000,000	14,000,000
Series XM 10 20, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	4,165,000	4,165,000
TOTAL COLORADO		26,000,000
Florida - 2.4%
Cap. Trust Agcy. Edl. Facilities Rev. Participating VRDN Series XF 30 98, 4.32% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	2,660,000	2,660,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 4.27% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	8,390,000	8,390,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 4.2% 4/3/23, VRDN (b)(c)	17,860,000	17,860,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 4.57% 4/7/23, VRDN (b)	19,270,000	19,270,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,900,000	1,900,000
Mizuho Cap. Markets LLC Participating VRDN Series XF 30 96, 4.32% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	7,100,000	7,100,000
TOTAL FLORIDA		57,180,000
Georgia - 1.3%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022:
4.05% 4/3/23, VRDN (b)(c)	7,050,000	7,050,000
4.1% 4/3/23, VRDN (b)(c)	16,200,000	16,200,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 4.2% 4/3/23, VRDN (b)(c)	5,575,000	5,575,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 4.1% 4/3/23, VRDN (b)	1,100,000	1,100,000
TOTAL GEORGIA		29,925,000
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series XG 03 86, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	7,800,000	7,800,000
Series XM 10 55, 4.27% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	3,200,000	3,200,000
TOTAL HAWAII		11,000,000
Illinois - 4.3%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series XM 10 38, 4.24% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	39,900,000	39,900,000
Series XM 10 41, 4.27% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	10,500,000	10,500,000
Series XM 10 43, 4.27% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	8,000,000	8,000,000
Series XM 10 78, 4.27% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	36,600,000	36,600,000
Illinois Fin. Auth. Edl. Facilities Rev. Participating VRDN Series XF 30 97, 4.32% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	7,500,000	7,500,000
TOTAL ILLINOIS		102,500,000
Indiana - 0.3%
Indiana Hsg. & Cmnty. Dev. Auth. Participating VRDN Series XF 11 46, 4.32% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,800,000	1,800,000
Lucky Heights Tc, Lp Participating VRDN Series XF 11 41, 4.32% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,300,000	4,300,000
TOTAL INDIANA		6,100,000
Kentucky - 3.3%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 5% 4/3/23, VRDN (b)(c)	20,640,000	20,640,000
Series 2020 B1, 5% 4/3/23, VRDN (b)(c)	57,920,000	57,920,000
TOTAL KENTUCKY		78,560,000
Louisiana - 2.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4.36% 4/7/23, VRDN (b)	38,000,000	38,000,000
Series 2010 B1, 4.4% 4/7/23, VRDN (b)	15,000,000	15,000,000
TOTAL LOUISIANA		53,000,000
Maryland - 0.4%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 4.22% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,220,000	3,220,000
Integrace Obligated Group Participating VRDN Series 2022 024, 4.22% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	6,900,000	6,900,000
TOTAL MARYLAND		10,120,000
Michigan - 0.2%
Michigan Bldg. Auth. Rev. Series 2020 III, 4.05% 5/1/24, VRDN (b)	3,500,000	3,500,000
Michigan Fin. Auth. Rev. RAN Series 2022 A, 5% 7/20/23	2,235,000	2,249,707
TOTAL MICHIGAN		5,749,707
Minnesota - 0.5%
Duluth Minn Hsg. & Redev. Auth. MultiFamily Hsg. Rev. Participating VRDN Series 2021 XF 11 30, 3.88% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	12,050,000	12,050,000
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Mississippi Pwr. Co. Proj.) Series 2022, 4.1% 4/3/23, VRDN (b)(c)	5,400,000	5,400,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.) Series 1998, 4.3% 4/3/23, VRDN (b)(c)	5,700,000	5,700,000
TOTAL MISSISSIPPI		11,100,000
Missouri - 0.4%
Kansas City Indl. Dev. Auth. Participating VRDN Series XL 03 3, 4.27% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	9,600,000	9,600,000
Montana - 0.0%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 62, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,110,000	1,110,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 4.39% 4/7/23, VRDN (b)(c)	5,600,000	5,600,000
Series 1998, 4.39% 4/7/23, VRDN (b)(c)	125,000	125,000
TOTAL NEBRASKA		5,725,000
New Mexico - 0.2%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 4.22% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,400,000	4,400,000
New York - 3.7%
New York City Gen. Oblig. Series 2012 2, 4.5% 4/10/23, VRDN (b)	34,750,000	34,750,000
New York Liberty Dev. Corp. Participating VRDN Series XM 08 44, 4.27% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,165,000	5,165,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series XM 08 31, 4.22% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	4,750,000	4,750,000
RIB Floater Trust Various States Participating VRDN Series Floater 2022 007, 4.37% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	43,900,000	43,900,000
TOTAL NEW YORK		88,565,000
Ohio - 0.8%
Allen County Hosp. Facilities Rev. Series 2012 B, 4.32% 4/7/23 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	5,800,000	5,800,000
Ohio Hosp. Rev.:
Series 2013 B, 4.5% 4/7/23, VRDN (b)	10,000,000	10,000,000
Series 2015 B, 4.5% 4/6/26, VRDN (b)	2,875,000	2,875,000
TOTAL OHIO		18,675,000
Oklahoma - 0.8%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 4.57% 4/6/26, VRDN (b)	16,000,000	16,000,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	2,600,000	2,600,000
TOTAL OKLAHOMA		18,600,000
Pennsylvania - 0.3%
Philadelphia Auth. for Indl. Dev.:
Participating VRDN Series MIZ 90 51, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,237,090	1,237,090
Series 2017 B, 4.53% 4/6/26, VRDN (b)	5,250,000	5,250,000
TOTAL PENNSYLVANIA		6,487,090
South Carolina - 0.3%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 4.39% 4/7/23, VRDN (b)(c)	1,200,000	1,200,000
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 4.17% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	5,100,000	5,100,000
TOTAL SOUTH CAROLINA		6,300,000
Tennessee - 0.3%
Hope Heights Tower Tc, Lp Participating VRDN Series XF 11 44, 4.32% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	7,880,000	7,880,000
Texas - 7.7%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN:
Series XF 11 02, 3.92% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,645,000	4,645,000
Series XF 11 19, 3.84% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	11,100,000	11,100,000
Austin Arpt. Sys. Rev. Participating VRDN Series XG 04 27, 4.22% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	6,800,000	6,800,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	3,660,000	3,660,000
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	20,850,000	20,850,000
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 4.1% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,900,000	2,900,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 4.5% 4/3/23, VRDN (b)	16,200,000	16,200,000
Series 2004, 4.58% 4/7/23, VRDN (b)(c)	71,385,000	71,385,004
Series 2010 B, 4.5% 4/3/23, VRDN (b)	600,000	600,000
Series 2010 C, 4.5% 4/3/23, VRDN (b)	2,200,000	2,200,000
Series 2010 D:
4.4% 4/7/23, VRDN (b)	33,480,000	33,480,000
4.42% 4/7/23, VRDN (b)	2,475,000	2,475,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Participating VRDN Series XG 03 89, 4.32% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	7,600,000	7,600,000
TOTAL TEXAS		183,895,004
Utah - 0.4%
Roers Salt Lake City Apt. Participating VRDN Series XF 11 38, 4.32% 4/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	8,920,000	8,920,000
Virginia - 0.2%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 4.22% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	5,000,000	5,000,000
Washington - 0.4%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 4.22% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	9,180,000	9,180,000
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.54% 4/6/26, VRDN (b)	7,415,000	7,415,000
Wisconsin - 1.4%
Kestrel Heights Facilities, Ll Participating VRDN Series XF 30 95, 4.32% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	5,130,000	5,130,000
Pub. Fin. Auth. Mulfa Hs Rev. Participating VRDN Series 2022 MIZ 90 92, 4.22% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	3,225,000	3,225,000
Pub. Fin. Auth. Ed. Rev. Mountain Island Charter School Participating VRDN Series XF 30 99, 4.32% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	5,250,000	5,250,000
Racine Unified School District BAN Series 2023, 4% 8/9/23	12,500,000	12,515,849
Waushara County Wis BAN Series 2023 A, 4.75% 12/1/23	6,400,000	6,440,420
TOTAL WISCONSIN		32,561,269
TOTAL MUNICIPAL NOTES (Cost $1,090,666,824)		1,090,688,070

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.21% (j)(k) (Cost $35,185,000)	35,177,964	35,185,000

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $2,366,126,092)	2,356,994,711
NET OTHER ASSETS (LIABILITIES) - 0.9%	20,922,902
NET ASSETS - 100.0%	2,377,917,613

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,904,924 or 1.9% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,032,090 or 2.3% of net assets.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	4/14/21	300,000

Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	3,660,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,900,000

Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 62, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	3/02/21	1,110,000

Philadelphia Auth. for Indl. Dev. Participating VRDN Series MIZ 90 51, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	11/12/20	1,237,090

Pub. Fin. Auth. Mulfa Hs Rev. Participating VRDN Series 2022 MIZ 90 92, 4.22% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	2/24/22	3,225,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	40,000,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	2,600,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.21%	60,404,000	142,578,000	167,797,000	546,409	-	-	35,185,000	1.8%
Total	60,404,000	142,578,000	167,797,000	546,409	-	-	35,185,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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